Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Roosevelt Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Roosevelt Strategic Income Fund (the “Fund”) seeks total return -- income generation with capital appreciation, while managing downside risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.55%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this Prospectus because acquired fund fees and expenses are not included in the ratio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through August 31, 2014.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve its investment objective, the Fund invests in a broad range of income-producing investments throughout the world, primarily through investments in fixed income obligations of any duration or maturity that are issued by U.S. and foreign companies, the U.S. government and its agencies, and foreign sovereign issuers.  The Fund’s investments in fixed income securities may include securities of any rating or quality, including securities that have been rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds.”  The Fund’s investments in foreign securities may include securities of issuers located in emerging markets.  The Fund may invest in securities denominated in U.S. dollars or foreign currencies, and may enter into forward currency contracts in anticipation of changes in currency exchange rates.

In addition to fixed income securities, the Fund may invest in income-producing preferred stocks and convertible securities of U.S. and foreign companies of any market capitalization.  The Fund may buy or sell derivative instruments, including options, futures contracts and swap agreements, in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return.  In addition to direct investments in fixed income securities or income-producing equity securities, the Fund may invest in other investment companies and exchange-traded funds (“ETFs”) that invest in these types securities.  The Fund may invest in inverse ETFs as a hedge against falling market prices.

In determining which securities to buy for the Fund, the Adviser attempts to achieve the Fund’s investment objective by applying a combination of the following factors:

•
Top-down macroeconomic analysis: The Adviser looks at general economic conditions to try to forecast which industry will generate the best returns.  The Adviser then looks for individual issuers within a chosen industry.  The Adviser seeks to identify possible undercurrents of structural economic, political, social, demographic, and/or industry-specific change that may affect an industry, sector or specific security’s relative value.

•
Bottom-up fundamental analysis:  The Adviser may select an investment based on the individual attributes of a single issuer based on the Adviser’s belief that the issuer has good prospects for strong returns, regardless of industry or macroeconomic factors.

•	Relative Value: The Adviser determines which issuers it believes offer the best relative value within each sector and then decides which available securities of that issuer to purchase.

•
Fundamental credit analysis: The Adviser analyzes an issuer’s ability to meet its debt obligations.  Through this analysis, the Adviser seeks to identify the appropriate level of default risk associated with investing in a specific security.

The Fund may sell a portfolio security or reduce a holding when: (1) the holding has grown too large in the Adviser’s opinion; (2) the security reaches the Adviser’s price objective; (3) the outlook for the security’s credit quality deteriorates; (4) there is a change in the security’s risk/return characteristics; (5) macro-structural factors play out or fail to materialize as expected by the Adviser; or (6) a relatively more attractive investment opportunity becomes available.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

•	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

•
Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and that the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•
Fixed Income Securities Risks.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
High-Yield Fixed Income Securities Risk.  The fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•
Government-Sponsored Entities Risk.  The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Foreign Securities and Emerging Markets Risks.  Investing in foreign securities includes risks relating to governmental, political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•
Derivative Securities Risk.  The Fund’s use of derivatives may cause losses due to the unexpected effect of market movements on a derivative’s price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.  Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.  A swap agreement may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.

•
Preferred Stock Risk.  Preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

•
Convertible Securities Risk.  The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

•
Other Investment Companies and Exchange Traded Fund Risk.  The Fund will bear indirect fees and expenses charged by other investment companies and ETFs in which it invests in addition to the Fund’s direct fees and expenses, and will also indirectly bear the principal risks of those other investment companies and ETFs.  The market price of an ETF’s shares may trade at a discount to their net asset value, or an active trading market for an ETF’s shares may not develop or be maintained.  Because inverse ETFs reset each day, their performance can quickly diverge from the performance of the underlying index or benchmark.  Inverse ETFs may be more costly than traditional ETFs, and may be less tax-efficient than traditional ETFs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by calling the Fund toll-free at 1-800-829-4337.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-829-4337
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the best performance for a quarter was 2.76% (for the quarter ended September 30, 2012).  The worst performance was -1.06% (for the quarter ended June 30, 2012).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.06%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (Period Ended December 31, 2012)
Barclays Capital U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
Roosevelt Strategic Income Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[1]
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	357
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	594
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,277
Annual Return 2012	rr_AnnualReturn2012	5.90%
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
Roosevelt Strategic Income Fund - Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
Roosevelt Strategic Income Fund - Institutional Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.14%

[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this Prospectus because acquired fund fees and expenses are not included in the ratio.
[2]	Pursuant to an operating expense limitation agreement between The Roosevelt Investment Group, Inc., the Fund's investment adviser (the "Adviser") and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) for Institutional Shares do not exceed 0.99% of the Fund's average annual net assets, through August 31, 2014. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on Fund expenses.